EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES

The following table presents a breakdown of operating expenses (in thousands):

	For the Year Ended
	December 31, 2024	December 31, 2023
Cost of Sales	1,149,898	626,285

Operating Expenses
General and Administrative Expenses	61,084	42,913
Salaries and Benefits	27,081	18,940
Stock Based Compensation	9,324	8,607
Administrative Expenses	3,816	3,244
Professional Fees	16,437	8,425
Depreciation Expense	1,396	1,128
Other General and Administrative Expenses	3,030	2,569
Marketing Expenses	57,477	38,611
Salaries and Benefits	1,048	767
Stock Based Compensation for Employees	29	14
Stock Based Compensation for Agents	10,077	7,780
Revenue Share	42,727	27,905
Other Marketing and Advertising Cost	3,596	2,145
Research and Development Expenses	12,156	7,359
Salaries and Benefits	6,400	3,749
Stock Based Compensation	949	440
Other Research and Development	4,807	3,170
Settlement of Litigation	9,250	-
Total Operating Expenses	139,967	88,883
Total Cost of Sales and Operating Expenses	1,289,865	715,168

SCHEDULE OF FINANCE COST

The following table provides a detailed breakdown of Finance costs (in thousands) as reported in the consolidated statement of comprehensive loss:

	For the Year Ended
Description	December 31, 2024	December 31, 2023
Change in Fair Value of Warrants Liability	600	27
Realized Losses (Gains)	-	(3)
Bank Fees	747	527
Finance Costs	376	68
Total Finance Expenses	1,723	619